Document and Entity Information	10 Months Ended
Jan. 31, 2024
Document and Entity Information [Abstract]
Document Type	F-1/A
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001985062
Amendment Flag	true
Amendment Description	Amendment No. 3